Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11	RELATED PARTY TRANSACTIONS AND BALANCES

In 2019, the board of directors adopted code of ethics and business conduct that requires it, and its directors, officers and employees to avoid conflicts of interest, such as related party transactions, unless specifically authorized. The board of directors also adopted a related party transaction policy to govern the procedures for evaluation and authorization of related party transactions. Related party transactions, which require approval of the audit committee, are defined as any transaction, arrangement or relationship, or any series of similar transactions, arrangements or relationships, in which (i) the Group is or will be a participant, (ii) the aggregate amount involved will or may be expected to exceed USD 120,000 in any fiscal year, and (iii) any related party has or will have a direct or indirect interest. This also includes any material amendment or modification to an existing related party transaction.

The audit committee is responsible for reviewing and approving related party transactions to the extent the Group contemplates engaging in such a transaction. The audit committee will review all of the relevant facts and circumstances of all related party transactions that require its approval and either approve or disapprove of the entry into the related party transaction. The audit committee will approve the related party transaction only if it determines in good faith that, under all of the circumstances, the transaction is in the best interests of the Group and its shareholders. The audit committee, in its sole discretion, will impose such conditions as it deems appropriate on the Group or the related party in connection with the approval of the related party transaction. No director will be permitted to participate in the discussions or approval of a transaction in which he or she is a related party, but that director will be required to provide all material information concerning the related party transaction to the audit committee.

Transactions with related parties

Movements in shareholders' account are as follows:

	Six-month period ended	Six-month period ended
	30 June 2020	30 June 2019
	USD	USD
Contributions by the shareholders	-	75,238,701
Amounts paid on behalf of the Group by the shareholders*	-	882,296
Amounts paid by the Group on behalf of the shareholders	-	(765,477)
Distributions to shareholders	-	(42,709,341)

	-	32,646,179

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Changes in shareholders' account are as follows:

	At 30 June 2020	At 31 December 2019
	USD	USD
At 1 January	71,017,815	47,717,763
Net contributions during the period / year	-	23,300,052

At 31 December	71,017,815	71,017,815

Movements in other related parties are as follows:

	At 30 June	At 31 December
	2020	2019
	USD	USD
Expenses paid on behalf of related parties	406,289	57,550

Due from related parties:
BPGIC Holdings (shareholder)	402,764	-
HBS Investments LP (shareholder)	13,388	13,388
H Capital International LP (shareholder)	12,884	11,056
O2 Investments Limited as GP (shareholder)	6,748	6,181
SBD International LP (shareholder)	13,760	13,760
SD Holding Limited as GP (shareholder)	7,295	6,984
Gyan Investments Ltd (shareholder)	7,000	6,181

	463,839	57,550

Key management remuneration for the year ended 30 June 2020 amounted to USD 546,355 (30 June 2019: USD 329,554), charged to interim condensed consolidated statement of comprehensive income (within profit and loss). The full amount of the key management remuneration relates to short term employment benefits.

20	RELATED PARTY TRANSACTIONS AND BALANCES

Upon consummation of the Business Combination, the board of directors adopted code of ethics and business conduct that requires it, and its directors, officers and employees to avoid conflicts of interest, such as related party transactions, unless specifically authorized. The board of directors also adopted a related party transaction policy to govern the procedures for evaluation and authorization of related party transactions. Related party transactions, which require approval of the audit committee, are defined as any transaction, arrangement or relationship, or any series of similar transactions, arrangements or relationships, in which (i) the Group is or will be a participant, (ii) the aggregate amount involved will or may be expected to exceed USD 120,000 in any fiscal year, and (iii) any related party has or will have a direct or indirect interest. This also includes any material amendment or modification to an existing related party transaction.

The audit committee is responsible for reviewing and approving related party transactions to the extent the Group contemplates engaging in such a transaction. The audit committee will review all of the relevant facts and circumstances of all related party transactions that require its approval and either approve or disapprove of the entry into the related party transaction. The audit committee will approve the related party transaction only if it determines in good faith that, under all of the circumstances, the transaction is in the best interests of the Group and its shareholders. The audit committee, in its sole discretion, will impose such conditions as it deems appropriate on the Group or the related party in connection with the approval of the related party transaction. No director will be permitted to participate in the discussions or approval of a transaction in which he or she is a related party, but that director will be required to provide all material information concerning the related party transaction to the audit committee.

Transactions with related parties

Movements in shareholders' account are as follows

	2019	2018
	USD	USD
Contributions by the shareholders	77,090,648	951,539
Amounts paid on behalf of the Group by the shareholders*	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders	(1,647,064)	(2,296,354)
Distributions to shareholders	(53,279,016)	(29,209,289)

	23,300,052	(22,703,673)

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

*	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Changes in shareholders' account is as follows:

	2019	2018
	USD	USD
At 1 January	47,717,763	70,421,436
Net contributions (distributions) during the year	23,300,052	(22,703,673)

At 31 December	71,017,815	47,717,763

Movements in other related parties are as follows:

	2019	2018
	USD	USD
Expenses paid on behalf of related parties (note 10)	57,550	-

Due from related parties:
HBS Investments LP (shareholder)	13,388	-
H Capital International LP (shareholder)	11,056	-
O2 Investments Limited as GP (shareholder)	6,181	-
SBD International LP (shareholder)	13,760	-
SD Holding Limited as GP (shareholder)	6,984	-
Gyan Investments Ltd (shareholder)	6,181	-

	57,550	-

Key management remuneration for the year ended 31 December 2019 amounted to USD 1,160,293 (2018: USD 677,291), charged to consolidated statement of comprehensive income (within profit and loss). The full amount of the key management remuneration relates to short term employment benefits.